Statements of Operations - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Revenue	$ 967,146	$ 1,033,776	$ 1,923,950	$ 2,064,377	$ 4,061,914	$ 4,094,374	$ 4,661,221
Related party revenue	1,907	2,512	4,035	5,218	7,832	8,262	14,480
Total revenue	969,053	1,036,288	1,927,985	2,069,595	4,069,746	4,102,636	4,675,701
Cost of services	754,956	817,312	1,527,886	1,649,639	3,274,469	3,339,088	3,851,136
Related party cost of services	1,907	2,512	4,035	5,218	7,832	8,262	14,480
Costs of services (excludes depreciation and amortization and restructuring costs)	756,863	819,824	1,531,921	1,654,857	3,282,301	3,347,350	3,865,616
Selling, general and administrative	44,122	48,356	84,752	91,741	194,207	188,105	200,926
Depreciation and amortization	34,714	35,649	67,666	71,047	137,058	144,742	158,627
Separation and merger costs	41,508	0	56,285	0
Interest expense, net	5,472	5,509	10,953	11,209	21,864	20,296	18,176
Other (income) expense, net	(1,758)	906	(21,085)	2,365	5,608	1,867	1,133
Total costs and expenses	880,921	910,244	1,730,492	1,831,219	3,641,038	3,702,360	4,244,478
Income from continuing operations before taxes	88,132	126,044	197,493	238,376	428,708	400,276	431,223
Income tax expense	35,407	47,531	77,798	88,796	160,996	146,558	161,832
Income from continuing operations	52,725	78,513	119,695	149,580	267,712	253,718	269,391
(Loss) income from discontinued operations, net of taxes	0	0	0	(1,423)	(1,877)	64,600	30,051
Net income	52,725	78,513	119,695	148,157	265,835	318,318	299,442
Less: noncontrolling interests	4,836	4,908	9,129	9,257	14,078	21,936	18,741
Net loss	$ 47,889	$ 73,605	$ 110,566	$ 138,900	$ 251,757	$ 296,382	$ 280,701